Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Goodwill and other intangible assets
Following the acquisition of Western World on October 2, 2014, the Company recorded intangible assets for State Licenses, Brand Name, Distribution Network and Technology (including certain amortization thereon) and goodwill. Brand Name and Distribution Network were estimated to have finite useful economic lives of 10 years on acquisition and are being amortized on a straight line basis over such period. Technology was estimated to have a finite useful economic life of 5 years on acquisition and is being amortized on a straight line basis over such period. Indefinite-lived intangible assets recognized in conjunction with the acquisition consist of State Licenses that provide a legal right to transact insurance business in those jurisdictions indefinitely.
Following the acquisition of Flagstone on November 30, 2012, the Company recorded intangible assets (including certain amortization thereon) and a gain on bargain purchase, net of expenses. Intangible assets of $5,997 were recognized in the Validus Re segment as a result of the Flagstone Acquisition (relating to customer relationships and brand name). As of December 31, 2012, the customer relationships and brand name intangible assets have been fully amortized as they were not expected to significantly contribute to the Company’s future cash flows beyond December 31, 2012.
Following the acquisition of Talbot Holdings Ltd. on July 2, 2007, the Company recorded intangible assets for Syndicate Capacity, Trademark and Distribution Network (including certain amortization thereon) and goodwill. Syndicate Capacity represents Talbot’s authorized premium income limit to write insurance business in the Lloyd’s market. Talbot has owned 100% of Syndicate 1183’s capacity since 2002 and there are no third party tenure rights. The capacity is renewed annually at no cost to Talbot, but may be freely purchased or sold, subject to Lloyd’s approval. The ability to write insurance business under the syndicate capacity is indefinite with the premium income limit being set yearly by Talbot, subject to Lloyd’s approval. Trademark and Distribution Network were estimated to have finite useful economic lives of 10 years on acquisition and are being amortized on a straight line basis over such periods. Syndicate Capacity and goodwill are estimated to have indefinite useful lives. Goodwill includes amounts related to the value of the workforce.
The following table shows an analysis of goodwill by segment:

	Talbot	Western World	Total
Goodwill at December 31, 2012	$20,393	$—	$20,393
Acquired during the year	—	—	—
Goodwill at December 31, 2013	$20,393	$—	$20,393
Acquired during the year	—	175,504	175,504
Goodwill at December 31, 2014	$20,393	$175,504	$195,897

There was no accumulated impairment loss at any of the dates indicated.
The gross carrying value and accumulated amortization of intangible assets by type at December 31, 2014 and 2013 are as follows:

	As of December 31, 2014		As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangible assets
Trade name and customer relationships	$18,189	$(10,971)	$12,433	$(10,183)
Distribution network	39,831	(26,500)	35,180	(22,866)
Technology	2,323	(116)	—	—
Total	$60,343	$(37,587)	$47,613	$(33,049)

Indefinite-lived intangible assets
Syndicate capacity	$91,843	n/a	$91,843	n/a
State licenses	12,325	n/a	—	n/a
Total	$104,168		$91,843

Amortization expense was $4,538, $4,162, and $10,159 for the years ended December 31, 2014, 2013 and 2012, respectively.
The estimated remaining amortization expense for the finite-lived intangible assets is as follows:

Total
2015	$5,663
2016	5,663
2017	3,579
2018	1,501
2019 and thereafter	6,350
$22,756

As described in Note 3(n) "Goodwill and other intangible assets," the Company performed an assessment and it was determined that it was more likely than not that neither goodwill or the indefinite-lived intangible assets were impaired. The factors assessed in making this determination included the overall insurance industry outlook, business strategy, premium rates, earnings sustainability, market capitalization and the regulatory and political environment.